Supplementary cash flow disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Schedule of supplementary cash llow disclosure

	2021	2020
	$	$
Changes in non-cash working capital items:
Trade and other receivables	4,426	(2,091)
Inventory	(1,197)	115
Prepaid expenses	(3,476)	(1,156)
Contract assets	(1,720)	(1,853)
Trade and other payables	24,951	8,663
Other current and non-current liabilities	(1,380)	(5,959)
	21,604	(2,281)